EMPLOYMENT	12 Months Ended
Dec. 31, 2023
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
EMPLOYMENT
3.	EMPLOYMENT

The average number of persons employed by the Group in continuing operations is as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
Research and development	23	26	25
Administration and sales	99	105	119
Manufacturing and quality	258	253	318

	380	384	462

The average number of employees, including discontinued operations, was 383 (2022: 398; 2021: 477).

Employment costs charged in the consolidated statement of operations for continuing operations are analysed as follows:

	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Wages and salaries	23,718	22,364	25,320
Social welfare costs	2,061	1,965	2,346
Pension costs	508	347	351
Share-based payments	2,069	1,755	1,100
Restructuring cost	485	274	270

	28,841	26,705	29,387

Employment costs are shown net of capitalisations and Irish government wage subsidies. There were no Irish government wage subsidies netted against employment costs in the year ended December 31, 2023. Total employment costs, inclusive of amounts capitalised for wages and salaries, social welfare costs and pension costs, for the year ended December 31, 2023 amounted to US$29,975,000 (2022: US$27,528,000) (2021: US$32,069,000). Total share-based payments, inclusive of amounts capitalised in the balance sheet, amounted to US$2,069,000 for the year ended December 31, 2023 (2022: US$1,755,000) (2021: US$1,100,000). See Note 20 for further details.

Employment costs including discontinued operations, are analysed as follows:

	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Wages and salaries	24,343	23,608	26,561
Social welfare costs	2,097	2,036	2,403
Pension costs	510	352	352
Share-based payments	2,069	1,755	1,100
Restructuring cost	485	274	270

	29,504	28,025	30,686

The Group operates defined contribution pension schemes for certain of its full-time employees. The benefits under these schemes are financed by both Group and employee contributions. Total contributions made by the Group in the financial year and charged against income amounted to US$507,609 (2022: US$347,000) (2021: US$351,000). The pension accrual for the Group at December 31, 2023 was US$56,000 (2022: US$44,000), (2021: US$47,000).